Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 17,910	$ 17,886	$ 31,068	$ 35,631	$ 69,893	$ 70,950
Disposition of depreciated assets			23,568
Property and equipment include assets acquired under capital leases	$ 64,632		$ 64,632		$ 64,632	$ 64,632